Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

3. Stock-Based Compensation

Compensation expense for all stock-based awards is measured at the grant date based on the fair value of the award and is recognized as an expense, on a straight-line basis, over the employee's requisite service period (generally the vesting period of the equity award). The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. Stock-based compensation expense is recognized only for those awards that are expected to vest using an estimated forfeiture rate. We estimate pre-vesting option forfeitures at the time of grant and reflect the impact of estimated pre-vesting option forfeitures in compensation expense recognized. For options and warrants issued to non-employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.

A summary of stock options activity for 2012 is as follows (shares in thousands):

			Weighted	Weighted
		Weighted	Average	Average
	Number	Average	Grant	Remaining	Aggregate
	of	Exercise	Date	Contractual	Intrinsic
	Options	Price	Fair	Life	Value

Outstanding at December 31, 2011	1,551	$10.56	$10.56
2012 activity	-	-	-
Outstanding at June 30, 2012	1,551	$10.56	$10.56	6.1 years	$-
Exercisable at June 30, 2012	675	$10.56	$10.56	8.5 years	$-

Stock-based compensation expense was as follows for the three months and six months ended June 30, 2012 and 2011 (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011

Research and development	$131	$1,782	$289	$1,946
General and administrative	724	3,676	1,608	4,005
Total stock-based compensation expense	$855	$5,458	$1,897	$5,951

There were no options to purchase common stock granted during the three month and six month periods ended June 30, 2012. At June 30, 2012, the unrecognized compensation expense related to stock options was $2.7 million which is to be recognized over a weighted average period of approximately 3 years.

(5) Stock-Based Compensation Plans

Stock Option Plans

The Company’s stock option plans are administered by the Board of Directors, which determines the terms and conditions of the options granted, including exercise price, number of options granted and vesting period of such options.

Our employees, directors and consultants previously participated in the 1998 Stock Option Plan and the 1999 Executive Stock Option Plan.  The 1998 Stock Option Plan and the 1999 Executive Stock Option Plan were terminated during 2008 and 2009 and no further grants may be made under the plans.

Existing stock option plans are as follows:

(a) 2001 Stock Option Plan

Under the 2001 Stock Option Plan (the “2001 Plan”), 7,500 shares of the Company’s common stock have been reserved for grant of stock options to employees and consultants. Additionally, on January 1 of each year, commencing January 1, 2002, the number of shares reserved for grant under the 2001 Plan will increase by the lesser of (i) 15% of the aggregate number of shares available for grant under the 2001 Plan or (ii) 1,250 shares. Our Board of Directors has the authority to amend or terminate this plan, but such action may not adversely affect any outstanding option previously granted under the plan. If this plan is not terminated earlier, no incentive stock options can be granted under the plan on or after the later of June 2011 or the 10th anniversary of the date when our Board of Directors adopted, subject to approval by our stockholders, the most recent increase in the number of shares available for grant under the plan.

As of December 31, 2011, net of forfeitures, a total of 10,162 shares remain available under this plan; however, effective June 22, 2007, the Company amended the 2001 Stock Option Plan, such that no further option grants may be made under the plan.

(b) 2001 Non-employee Director Stock Incentive Plan

Under the 2001 Non-employee Director Stock Incentive Plan (the “2001 Director Plan”), 833 shares of the Company’s common stock have been reserved for grant of stock options to non-employee directors of the Company. As of December 31, 2011, net of forfeitures, a total of 656 shares remain available under this plan; however, no further grants may be made under this plan.

(c) 2007 Stock Option Plan

The 2007 Stock Option Plan became effective on June 15, 2007 (the “2007 Stock Option Plan”). In April 2008, the Company increased the number of shares reserved for issuance by 32,446 shares for an aggregate of 375,000 shares of its common stock. In May 2010, the Company increased the number of shares reserved for issuance under the 2007 Stock Option Plan by an additional 625,000 shares of its common stock. In 2011, the Company increased the shares available by 1,250,000. The plan provides for the grant to employees of the Company, its parents and subsidiaries, including officers and employee directors, of “incentive stock options,” as defined, and for the grant of non-statutory stock options to the employees, officers, directors, including non-employee directors, and consultants of the Company, its parents and subsidiaries. As of December 31, 2011, net of forfeitures, a total of 687,500 shares remain available for issuance under this plan.

Stock Option Activity

A summary of activity relating to our stock options is as follows (options in thousands):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	204	$11.36
Granted	1,383	10.56
Expired	0	169.92
Forfeited	(35)	9.60
Outstanding as of December 31, 2011	1,551	10.56	$6.57
Exercisable as of December 31, 2011	675	$10.56	$9.02	—

A summary of the Company’s unvested stock option grants and changes during 2011 was as follows (options in thousands):

		Weighted-
		Average
		Grant Date
	Options	Fair Value
Outstanding at December 31, 2010	59	$10.83
Granted during 2011	1,383	10.56
Vested during 2011	(566)	10.56
Outstanding at December 31, 2011	876	10.56

Additional information regarding stock options outstanding and exercisable at December 31, 2011 is as follows, in thousands, except option price and weighted average exercise price.

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Price

$ 8.80 - 9.60	105	7.64	$8.80	50	$8.96
$ 9.76 - 33.60	1,446	6.50	$10.72	624	$10.72
$ 38.56 - 1,200.00	6	4.31	$433.76	0	$433.76
Total	1,551	9.02	$10.56	674	$10.72

Options granted under the plans are generally priced at or above the estimated fair market value of the Company’s common stock on the date of grant and generally vest over between four and nine years.  Compensation expense, if any, is charged over the period of vesting.  All options, if not previously exercised or canceled, expire ten years from the date of grant, or the expiration date specified in the individual option agreement, if earlier.

During 2011 and 2010, the Company granted options to purchase 1,383,000 and 6,250, respectively, shares of common stock. The weighted average exercise price of options granted in 2011 and 2010 was $10.56 and $12.00 respectively. Stock compensation expense amounted to $8,445,000 and $2,004,000 during 2011 and 2010, respectively.

The aggregate intrinsic value of options exercised during 2011 and 2010 was $0 and $74,241, respectively.  Our policy is to issue new shares to fulfill the requirements for options that are exercised.

The aggregate fair value of options vested during 2011 and 2010 was $7,022,998 and $1,998,778, respectively.

As of December 31, 2011 the total unrecognized compensation expense related to unvested stock option awards was $4,664,715 which is expected to be recognized over a weighted average term of approximately 3 years.